Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2019
Stockholders Equity Note [Abstract]
Stockholders' Equity (Deficit)

21. STOCKHOLDERS’ EQUITY (DEFICIT)

Common stock

The authorized common stock of the Company includes up to 100,000,000 shares. Holders of the Company’s common stock are entitled to one vote for each share of common stock. As of December 31, 2019, there were 19,977,113 shares of common stock issued and outstanding with a par value $0.0001 per share.

On November 25, 2019, the Company issued in the aggregate 10,687,106 shares of common stock to the Sellers as consideration for the Business Combination.

Immediately after giving effect to the Business Combination (including as a result of redemptions, and the automatic conversion of rights into 1,321,756 shares of common stock), there were 19,977,113 shares of the Company’s issued and outstanding common stock.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. As of December 31, 2019, there were no shares of preferred stock issued and outstanding.

Warrants

Warrants will only be exercisable for whole shares at $11.50 per share. As a result, at least four Units must be purchased in order for each holder to receive shares of common stock for all of the Warrants acquired upon their exercise. Under the terms of the Warrant agreement dated December 12, 2017, the Company has agreed to use its best efforts to file a new registration statement under the Securities Act, following the completion of the Business Combination, for the registration of the shares of common stock issuable upon exercise of the Warrants included in the Units. No fractional shares will be issued upon exercise of the Warrants. If, upon exercise of the Warrants, a holder would be entitled to receive a fractional interest in a share, the Company will, upon exercise, round down to the nearest whole number for the number of shares of common stock to be issued to the Warrant holder. Each Warrant became exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.  If the Company is unable to deliver registered shares of common stock to the holder upon exercise of the Warrants during the exercise period, there will be no net cash settlement of these Warrants and the Warrants will expire worthless, unless they may be exercised on a cashless basis in the circumstances described in the Warrant agreement. Once the Warrants  become exercisable, the Company may redeem the outstanding Warrants in whole and not in part at a price of $0.01 per Warrant upon a minimum of 30 days’ prior written notice of redemption, only in the event that the last sale price of the Company’s shares of common stock equals or exceeds $18.00 per share for any 20 trading days within the 30-trading day period ending on the third trading day before the Company sends the notice of redemption to the Warrant holders.

As of December 31, 2019, there were 11,154,938 warrants outstanding.